Kemper Equity
Funds/Growth Style

Kemper Classic Growth Fund

SUPPLEMENT TO PROSPECTUS
DATED FEBRUARY 1, 2000

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The following information replaces disclosure in the "Fund Managers" section on page 19 of the prospectus:

The following person handles the fund's day-to-day management:


  William F. Gadsden
  Lead Portfolio Manager
   o  Began investment career in 1981
   o  Joined the advisor in 1983
   o  Joined the fund team in 1996










Septmeber 12, 2000